Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Reporting entity and the Group’s structure	Reporting entity and the Group’s structure

InflaRx N.V. (the “Company” or “InflaRx”) is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, the Netherlands, and is registered in the Commercial Register of the Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany. Since November 10, 2017, InflaRx N.V.’s ordinary shares have been listed on the Nasdaq Global Select Market under the symbol IFRX.

InflaRx is a biopharmaceutical company pioneering anti-inflammatory therapeutics targeting the complement system by focusing on applying its proprietary anti-C5a and C5aR technologies to discover, develop and commercialize first-in-class, potent and specific inhibitors of the complement activation factor known as C5a and its receptor C5aR. These consolidated financial statements of InflaRx comprise the Group
Basis of preparation
b)	Basis of preparation

These interim condensed consolidated financial statements for the six-month reporting period ended June 30, 2025, and 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting. These condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements. Accordingly, this report is to be read in conjunction with the financial statements in the Company’s annual report for the year ended December 31, 2024 on Form 20–F.

The interim condensed consolidated financial statements were authorized for issue by the board of directors of the Company (the “Board of Directors”) on August 6, 2025.

The financial statements are presented in euros (€). The euro is the functional currency of InflaRx N.V. and InflaRx GmbH. The functional currency of InflaRx Pharmaceuticals Inc. is the U.S. dollar.

All financial information presented in euros have been rounded to the nearest euro. Accordingly, numerical figures shown as totals in some tables may not be an arithmetic aggregation of the figures that precede them or may deviate from other tables.

The accounting policies adopted are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024, except for the adoption of new standards effective as of January 1, 2025, as set out below. The Group has not adopted any other standard, interpretation or amendment that has been issued but is not yet effective early.

The following amendments were adopted effective January 1, 2025, and do not have a material impact on the consolidated financial statements of the Group:

●	Amendments to IAS 21 Effects of Changes in Foreign Exchange Rates: Lack of exchangeability

The following standards issued will be adopted in a future period, and the potential impact, if any, they will have on the Group’s consolidated financial statements is being assessed:

●	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, Classification and Measurement of Financial Instruments
●	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, Contracts Referencing Nature-dependent Electricity